Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$9,513		$9,528
Project Flash
TBD% - 5.871% (TSFR1M + 3.612%) due 04/30/2030 «~µ		2,755		2,755
TBD% - 5.871% (TSFR1M + 3.633%) due 04/30/2030 «~µ		5,484		5,483

Total Loan Participations and Assignments (Cost $17,728)				17,766

CORPORATE BONDS & NOTES 74.1%
BANKING & FINANCE 34.6%
ABN AMRO Bank NV
4.831% due 02/26/2036		4,900		4,761
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% due 10/29/2028		200		193
6.100% due 01/15/2027		1,500		1,511
6.450% due 04/15/2027		1,000		1,013
AIA Group Ltd.
5.625% due 10/25/2027		200		203
Aircastle Ltd./Aircastle Ireland DAC
5.000% due 05/15/2031		6,300		6,245
5.750% due 10/01/2031		350		358
Ally Financial, Inc.
5.548% due 07/31/2033 •		1,800		1,786
6.184% due 07/26/2035 •		2,050		2,085
6.646% due 01/17/2040 •		2,600		2,573
8.000% due 11/01/2031		300		334
American Express Co.
4.628% (SOFRINDX + 1.000%) due 02/16/2028 ~		2,900		2,909
5.085% due 01/30/2031 •		1,200		1,215
American Tower Corp.
1.500% due 01/31/2028		3,000		2,860
1.875% due 10/15/2030		1,200		1,067
2.100% due 06/15/2030		2,950		2,668
2.900% due 01/15/2030		800		752
3.600% due 01/15/2028		1,650		1,627
5.000% due 01/31/2030		2,725		2,747
5.200% due 02/15/2029		1,100		1,115
Americold Realty Operating Partnership LP
5.409% due 09/12/2034		2,200		2,139
Antares Holdings LP
6.350% due 10/23/2029		750		748
6.500% due 02/08/2029		3,400		3,407
6.625% due 06/10/2031		3,150		3,152
7.950% due 08/11/2028		2,700		2,792
ARES Capital Corp.
7.000% due 01/15/2027		1,100		1,111
ARES Strategic Income Fund
4.850% due 01/15/2029		2,900		2,841
5.150% due 01/15/2031		2,300		2,198
Aviation Capital Group LLC
5.125% due 04/10/2030		4,300		4,315
5.375% due 07/15/2029		3,000		3,036
6.250% due 04/15/2028		300		307
6.750% due 10/25/2028		1,800		1,871
Avilease Capital Ltd.
4.750% due 11/12/2030		3,200		3,133
Avolon Holdings Funding Ltd.
4.200% due 04/15/2029		2,000		1,965
4.850% due 04/01/2033		4,500		4,357
4.950% due 01/15/2028		1,700		1,704
4.950% due 10/15/2032		4,100		4,003
5.375% due 05/30/2030		1,800		1,819
5.750% due 03/01/2029		750		765
6.375% due 05/04/2028		2,575		2,642
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/2030		4,000		3,897
Banco Bilbao Vizcaya Argentaria SA
4.150% due 03/03/2029		1,200		1,183
5.127% due 03/03/2036		3,600		3,504
7.883% due 11/15/2034 •		2,000		2,277
Banco Santander SA
4.175% due 03/24/2028 •		8,600		8,577

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.867% due 04/15/2031 (f)			7,000		6,962
5.017% (SOFRRATE + 1.380%) due 03/14/2028 ~			1,600		1,608
5.127% due 11/06/2035			2,200		2,158
5.294% due 08/18/2027			800		806
Bank Hapoalim BM
4.722% due 07/14/2029			5,000		4,941
5.252% due 01/14/2033			3,300		3,268
Bank Leumi Le-Israel BM
5.343% due 06/29/2029			5,500		5,523
Bank of America Corp.
1.922% due 10/24/2031 •			1,800		1,598
2.592% due 04/29/2031 •			2,600		2,400
3.194% due 07/23/2030 •			1,212		1,159
3.593% due 07/21/2028 •			4,200		4,161
3.824% due 01/20/2028 •			1,300		1,296
4.271% due 07/23/2029 •			300		298
4.456% due 02/06/2032 •			5,700		5,601
4.477% due 04/23/2030 •			2,400		2,385
5.202% due 04/25/2029 •			12,549		12,668
5.288% due 04/25/2034 •			13,100		13,278
5.468% due 01/23/2035 •			3,450		3,519
Bank of Ireland Group PLC
4.997% due 11/12/2032 •			5,700		5,697
Bank of Montreal
4.309% due 06/01/2027	CAD		1,800		1,283
Bank of Nova Scotia
4.813% due 02/02/2034 •			$4,100		4,038
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028			1,800		1,819
5.538% due 01/22/2030			2,200		2,251
5.790% due 07/13/2028			4,000		4,086
Barclays PLC
4.521% due 02/24/2032 •			4,300		4,203
5.207% due 02/24/2037 •			3,700		3,605
5.586% due 06/26/2037 •			8,600		8,591
5.785% due 02/25/2036 •			3,000		3,058
7.385% due 11/02/2028 •			1,300		1,345
7.437% due 11/02/2033 •			3,000		3,345
9.625% due 12/15/2029 •(e)(f)			1,500		1,665
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(f)			3,100		3,204
BGC Group, Inc.
6.150% due 04/02/2030			5,700		5,819
6.600% due 06/10/2029 (f)			1,700		1,753
8.000% due 05/25/2028			1,718		1,796
Blackstone Private Credit Fund
5.950% due 05/15/2031			300		295
Blue Owl Capital Corp.
6.450% due 09/15/2028			1,900		1,925
Blue Owl Finance LLC
6.250% due 04/18/2034			135		132
BNP Paribas SA
4.892% due 06/30/2030 •			5,200		5,200
4.916% due 01/15/2034 •			1,200		1,178
5.786% due 01/13/2033 •			1,100		1,137
5.906% due 11/19/2035 •			5,200		5,306
8.000% due 08/22/2031 •(e)(f)			1,200		1,288
BPCE SA
5.389% due 05/28/2031 •			4,000		4,046
5.417% due 01/13/2037 •			2,200		2,156
5.876% due 01/14/2031 •			2,000		2,055
6.293% due 01/14/2036 •			3,300		3,449
6.612% due 10/19/2027 •			800		805
6.915% due 01/14/2046 •			1,750		1,823
Brandywine Operating Partnership LP
3.950% due 11/15/2027			2,500		2,444
Broadridge Financial Solutions, Inc.
5.750% due 05/15/2036			5,500		5,505
Brookfield Asset Management Ltd.
4.832% due 04/15/2031			800		793
CaixaBank SA
6.037% due 06/15/2035 •			200		209
6.684% due 09/13/2027 •			3,500		3,515
Cantor Fitzgerald LP
7.200% due 12/12/2028			2,400		2,492
Capital One Financial Corp.
4.722% due 01/30/2032 •			2,500		2,467
6.183% due 01/30/2036 •			2,600		2,661
6.377% due 06/08/2034 •			200		212
7.964% due 11/02/2034 •			500		575
CBRE Services, Inc.
4.900% due 01/15/2033			1,900		1,873
CI Financial Corp.
4.625% due 12/12/2031	EUR		1,600		1,853
7.500% due 05/30/2029			$1,150		1,206

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Citadel Finance LLC
5.900% due 02/10/2030			14,080		14,203
Citadel Securities Global Holdings LLC
5.750% due 03/27/2036			4,250		4,220
6.200% due 06/18/2035			2,450		2,506
Citigroup, Inc.
3.785% due 03/17/2033 •			1,200		1,128
4.412% due 03/31/2031 •			4,900		4,830
4.503% due 09/11/2031 •			7,800		7,700
Citizens Financial Group, Inc.
5.718% due 07/23/2032 •			6,000		6,160
5.841% due 01/23/2030 •			1,700		1,743
Corebridge Financial, Inc.
6.375% due 09/15/2054 •			500		497
Corebridge Global Funding
4.498% (SOFRRATE + 0.860%) due 12/15/2028 ~			2,100		2,094
Corp. Inmobiliaria Vesta SAB de CV
5.500% due 01/30/2033			3,100		3,042
CoStar Group, Inc.
2.800% due 07/15/2030			1,400		1,260
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		3,000		940
Credit Agricole SA
4.656% due 01/12/2032 •			$3,050		3,003
5.222% due 05/27/2031 •			600		605
5.862% due 01/09/2036 •			6,900		7,109
Crown Castle, Inc.
1.050% due 07/15/2026			500		499
5.600% due 06/01/2029			880		900
Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(e)(f)			5,700		5,811
Danske Bank AS
4.420% due 09/12/2031 •			1,700		1,666
4.999% due 03/27/2032 •			4,300		4,300
5.705% due 03/01/2030 •			700		716
DaVinciRe Holdings Ltd.
5.950% due 04/15/2035			2,600		2,672
Deloitte LLP
5.590% due 01/30/2035 «(g)			2,800		2,788
Deutsche Bank AG
4.469% due 12/10/2031 •			1,800		1,771
4.725% due 02/06/2032 •			2,200		2,169
5.706% due 02/08/2028 •			1,100		1,108
6.720% due 01/18/2029 •			4,130		4,255
6.819% due 11/20/2029 •			1,900		1,988
EPR Properties
3.600% due 11/15/2031			1,600		1,467
3.750% due 08/15/2029			4,400		4,232
4.500% due 06/01/2027			200		200
4.950% due 04/15/2028			1,400		1,401
Equinix Europe 2 Financing Corp. LLC
3.250% due 03/15/2031	EUR		3,700		4,179
Equinix, Inc.
3.000% due 07/15/2050			$300		192
Essential Properties LP
2.950% due 07/15/2031			3,600		3,256
Extra Space Storage LP
5.700% due 04/01/2028			400		407
Federation des Caisses Desjardins du Quebec
4.260% (SOFRRATE + 0.630%) due 01/27/2027 ~			1,700		1,703
FIBRA Prologis
5.500% due 11/26/2035			1,400		1,360
5.625% due 01/14/2038			3,600		3,483
Fifth Third Bancorp
5.141% due 01/29/2037 •			2,900		2,848
First Citizens BancShares, Inc.
5.231% due 03/12/2031 •			2,100		2,096
First Industrial LP
5.250% due 01/15/2031			1,300		1,309
First-Citizens Bank & Trust Co.
5.097% due 07/13/2029 •			3,350		3,355
Ford Motor Credit Co. LLC
2.900% due 02/16/2028			1,000		966
2.900% due 02/10/2029			5,182		4,878
3.815% due 11/02/2027			3,400		3,351
4.125% due 08/17/2027			2,005		1,988
4.271% due 01/09/2027			400		399
4.950% due 05/28/2027			534		534
5.125% due 11/05/2026			1,600		1,602
5.303% due 09/06/2029			4,225		4,211
5.420% due 04/09/2031			4,000		3,967
5.800% due 03/05/2027			400		402
5.800% due 03/08/2029			800		807
5.850% due 05/17/2027			1,198		1,207
5.875% due 11/07/2029			6,000		6,074
5.918% due 03/20/2028			200		203

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.800% due 05/12/2028			585		602
7.122% due 11/07/2033			800		851
7.200% due 06/10/2030			300		316
7.350% due 11/04/2027			1,900		1,953
FS KKR Capital Corp.
6.125% due 01/15/2031			1,400		1,347
FWD Group Holdings Ltd.
5.252% due 09/22/2030			2,700		2,693
5.836% due 09/22/2035			2,500		2,505
GA Global Funding Trust
5.900% due 01/13/2035			2,400		2,421
General Motors Financial Co., Inc.
2.700% due 08/20/2027			200		196
5.000% due 07/15/2027			1,800		1,810
Global Atlantic Fin Co.
6.750% due 03/15/2054			1,300		1,241
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030			3,050		2,933
4.000% due 01/15/2031			1,900		1,796
5.300% due 01/15/2029			2,700		2,714
5.625% due 09/15/2034			9,150		9,083
5.750% due 06/01/2028			3,100		3,136
Goldman Sachs Bank USA
4.656% due 06/03/2029 •			6,650		6,655
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •			1,400		1,389
2.615% due 04/22/2032 •			3,791		3,406
4.369% due 10/21/2031 •			4,200		4,109
4.516% due 01/21/2032 •			8,100		7,949
5.049% due 07/23/2030 •			1,700		1,710
5.094% due 04/20/2034 •			3,700		3,686
5.330% due 07/23/2035 •			2,400		2,409
5.536% due 01/28/2036 •			2,000		2,032
5.541% due 01/21/2047 •			3,500		3,387
5.727% due 04/25/2030 •			2,300		2,358
7.250% due 04/10/2028	GBP		200		277
Goldman Sachs Private Credit Corp.
5.050% due 02/23/2028			$2,500		2,487
Golub Capital Private Credit Fund
5.450% due 08/15/2028			3,000		2,968
Goodman U.S. Finance Eight LLC
5.875% due 04/28/2046			2,900		2,856
Goodman U.S. Finance Seven LLC
5.250% due 04/28/2036			4,700		4,622
Goodman U.S. Finance Six LLC
5.125% due 10/07/2034			4,600		4,531
Grand River Funding Trust I
6.311% due 02/15/2036			5,000		5,018
Grand River Funding Trust II
7.280% due 02/15/2056			3,400		3,533
HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034			2,000		2,041
Highwoods Realty LP
3.050% due 02/15/2030			200		187
7.650% due 02/01/2034			700		782
Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034			2,000		1,945
Host Hotels & Resorts LP
3.500% due 09/15/2030			1,500		1,419
5.700% due 06/15/2032			3,900		4,017
5.700% due 07/01/2034			1,950		1,996
HPS Corporate Lending Fund
4.900% due 09/11/2028			1,100		1,078
5.300% due 06/05/2027			3,400		3,403
5.450% due 01/14/2028			1,800		1,794
6.750% due 01/30/2029			1,500		1,527
HSBC Holdings PLC
2.206% due 08/17/2029 •			1,980		1,878
4.398% due 03/10/2030 •			3,500		3,463
4.711% due 05/12/2030 •			4,000		3,984
5.130% due 11/19/2028 •			2,000		2,013
5.130% due 03/03/2031 •			500		503
5.133% due 11/06/2036 •			900		886
5.197% (SOFRRATE + 1.570%) due 05/13/2031 ~			4,500		4,600
5.286% due 11/19/2030 •			4,300		4,355
6.750% due 11/18/2032 •(e)(f)			8,300		8,359
7.390% due 11/03/2028 •			6,000		6,214
ING Bank Australia Ltd.
4.837% due 03/22/2027	AUD		1,100		761
ING Groep NV
5.420% due 03/23/2037 •			$7,000		7,020
Intesa Sanpaolo SpA
5.000% due 06/29/2030 •			3,700		3,705
7.200% due 11/28/2033			1,300		1,463
Israel Discount Bank Ltd.
5.375% due 01/26/2028			1,600		1,605

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
JAB Holdings BV
4.375% due 04/25/2034	EUR		1,100		1,298
Jefferies Financial Group, Inc.
5.125% due 04/28/2031			$3,400		3,357
5.500% due 02/15/2036			5,100		4,924
John Deere Capital Corp.
4.138% (SOFRRATE + 0.500%) due 03/06/2028 ~			1,100		1,102
JPMorgan Chase & Co.
2.182% due 06/01/2028 •			800		783
2.739% due 10/15/2030 •			700		658
3.509% due 01/23/2029 •			2,500		2,459
3.702% due 05/06/2030 •			1,197		1,164
3.782% due 02/01/2028 •			2,000		1,992
4.005% due 04/23/2029 •			1,400		1,385
4.203% due 07/23/2029 •			918		910
4.408% due 04/23/2030 •			9,400		9,321
4.493% due 03/24/2031 •			900		892
4.565% due 06/14/2030 •			1,350		1,345
4.810% due 10/22/2036 •			3,100		3,015
4.851% due 07/25/2028 •			4,950		4,965
4.898% due 01/22/2037 •			8,100		7,891
4.979% due 07/22/2028 •			1,000		1,005
5.012% due 01/23/2030 •			610		614
5.040% due 01/23/2028 •			3,687		3,699
5.294% due 07/22/2035 •			600		606
5.299% due 07/24/2029 •			1,200		1,216
5.350% due 06/01/2034 •			4,100		4,170
5.581% due 04/22/2030 •			5,300		5,417
5.766% due 04/22/2035 •			3,140		3,267
6.087% due 10/23/2029 •			7,400		7,626
6.254% due 10/23/2034 •			3,600		3,854
Kilroy Realty LP
2.500% due 11/15/2032			1,400		1,163
2.650% due 11/15/2033			5,550		4,517
4.250% due 08/15/2029			200		194
6.250% due 01/15/2036			2,900		2,944
Lazard Group LLC
6.000% due 03/15/2031			4,000		4,149
Lloyds Banking Group PLC
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~			5,000		5,026
6.068% due 06/13/2036 •			3,000		3,093
Lseg U.S. Fin Corp.
5.250% due 03/23/2036			4,700		4,681
Main Street Capital Corp.
5.400% due 08/15/2028			3,300		3,283
Marex Group PLC
5.829% due 05/08/2028			3,601		3,627
6.404% due 11/04/2029			3,132		3,211
MassMutual Global Funding II
5.050% due 08/26/2035			3,000		2,974
Mercury General Corp.
6.250% due 06/15/2036			5,800		5,904
Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027			200		201
Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •			1,800		1,777
5.197% due 01/16/2031 •			1,600		1,620
5.325% due 04/21/2037 •			2,000		1,995
5.426% due 04/17/2035 •			2,000		2,030
5.574% due 01/16/2036 •			7,400		7,563
5.615% due 04/24/2036 •			6,000		6,145
5.868% due 04/21/2047 •			4,300		4,344
Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031			5,200		5,157
Mizuho Bank Ltd.
4.395% due 04/16/2029			6,200		6,184
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •			2,500		2,485
5.382% due 07/10/2030 •			1,100		1,118
5.739% due 05/27/2031 •			300		309
Morgan Stanley
3.485% due 06/11/2030 •	EUR		4,100		4,711
3.622% due 04/01/2031 •			$1,153		1,104
3.772% due 01/24/2029 •			300		296
4.431% due 01/23/2030 •			2,400		2,378
4.493% due 01/16/2032 •			4,200		4,119
4.555% due 04/10/2030 •			4,500		4,472
5.042% due 07/19/2030 •			2,649		2,668
5.073% due 01/30/2037 •			8,250		8,071
5.164% due 04/20/2029 •			600		605
5.250% due 04/21/2034 •			2,300		2,315
5.424% due 07/21/2034 •(h)			5,600		5,689
5.432% due 09/10/2032 •	GBP		2,500		3,367
5.449% due 07/20/2029 •			$5,600		5,675
5.656% due 04/18/2030 •			1,000		1,022
6.407% due 11/01/2029 •			1,000		1,035

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Morgan Stanley Bank NA
4.607% (SOFRINDX + 0.980%) due 05/10/2030 ~			2,200		2,211
4.713% (SOFRRATE + 1.080%) due 01/14/2028 ~			1,600		1,605
4.788% due 05/10/2030 •			1,700		1,702
4.952% due 01/14/2028 •			1,900		1,905
4.968% due 07/14/2028 •			1,850		1,858
5.016% due 01/12/2029 •			4,800		4,830
5.504% due 05/26/2028 •			1,200		1,210
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •			4,750		4,726
4.466% due 07/06/2028 •			5,450		5,445
4.734% due 07/18/2031 •			2,600		2,589
Mutual of Omaha Cos Global Funding
4.546% due 01/13/2031			2,600		2,568
National Health Investors, Inc.
5.350% due 02/01/2033			1,700		1,684
National Securities Clearing Corp.
4.700% due 05/20/2030			700		703
Nationwide Building Society
5.537% due 07/14/2036 •			1,400		1,411
6.557% due 10/18/2027 •			2,100		2,112
NatWest Group PLC
3.073% due 05/22/2028 •			1,400		1,382
4.892% due 05/18/2029 •			4,003		4,014
NatWest Markets PLC
4.654% due 03/27/2029			1,400		1,398
Nissan Motor Acceptance Co. LLC
5.300% due 09/13/2027			2,800		2,791
5.688% (SOFRINDX + 2.050%) due 09/13/2027 ~			1,800		1,791
6.950% due 09/15/2026			1,500		1,507
NLG Global Funding
5.400% due 01/23/2030			2,000		2,033
Nomura Holdings, Inc.
5.166% due 07/14/2031			8,000		8,021
Norinchukin Bank
5.094% due 10/16/2029			2,200		2,216
5.359% due 09/09/2035 (h)			6,800		6,758
Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/2030			800		805
Nuveen LLC
5.550% due 01/15/2030			2,000		2,033
Oaktree Specialty Lending Corp.
6.340% due 02/27/2030			2,600		2,584
Old Republic International Corp.
5.700% due 06/01/2036			5,500		5,522
Pacific Life Global Funding II
4.500% due 08/28/2029			4,500		4,466
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)			1,200		977
Paychex, Inc.
5.350% due 04/15/2032			1,100		1,114
5.600% due 04/15/2035 (h)			1,000		1,011
PNC Financial Services Group, Inc.
6.615% due 10/20/2027 •			1,400		1,409
Popular, Inc.
7.250% due 03/13/2028			400		412
Prologis LP
4.200% due 02/15/2033	CAD		2,400		1,706
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			$4,600		4,623
Realty Income Corp.
5.000% due 10/15/2029	GBP		1,400		1,868
RGA Global Funding
5.100% due 05/26/2031			$2,700		2,712
5.500% due 01/11/2031			2,000		2,050
Royal Bank of Canada
4.305% due 11/03/2031 •			1,200		1,177
4.612% due 07/26/2027	CAD		2,800		2,008
4.970% due 05/02/2031 •			$2,000		2,015
Sabra Health Care LP
3.200% due 12/01/2031			4,000		3,628
Safehold GL Holdings LLC
5.650% due 01/15/2035			4,800		4,863
Sammons Financial Group, Inc.
5.950% due 06/15/2036			3,900		3,908
6.875% due 04/15/2034			2,500		2,677
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •			1,100		1,087
5.136% due 09/22/2036 •			5,000		4,861
SBL Holdings, Inc.
5.900% due 09/26/2028			3,300		3,217
7.200% due 10/30/2034			5,300		4,967
Simon Property Group LP
2.650% due 02/01/2032			600		536
Sixth Street Lending Partners
5.750% due 01/15/2030			4,500		4,472

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$
6.500% due 03/11/2029	3,000		3,064
SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035	3,200		3,149
5.700% due 07/25/2033	1,300		1,335
Societe Generale SA
5.371% due 05/27/2032 •	7,500		7,546
5.400% due 08/08/2034 •(b)	5,500		5,469
Sompo Holdings, Inc.
5.411% due 04/22/2037 •	3,600		3,536
Standard Chartered PLC
6.750% due 02/08/2028 •	4,200		4,253
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029	3,000		2,990
5.400% due 09/15/2030	7,100		6,958
Store Capital LLC
5.400% due 04/30/2030	2,000		2,014
Sumisho Air Lease Corp.
4.400% due 03/24/2028	2,100		2,089
4.850% due 03/24/2031	6,300		6,236
5.500% due 03/24/2036	3,500		3,488
Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029	3,000		2,855
5.240% due 04/15/2030	300		305
5.296% due 07/07/2037 •(b)	5,400		5,370
Sumitomo Mitsui Trust Bank Ltd.
4.500% due 09/10/2029	2,900		2,892
4.850% due 09/10/2034	200		197
Sumitomo Mitsui Trust Group, Inc.
5.416% due 09/11/2036 •	1,900		1,870
Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •	1,200		1,213
Synchrony Bank
5.625% due 08/23/2027	2,550		2,577
Synchrony Financial
3.950% due 12/01/2027	2,300		2,277
Toyota Motor Credit Corp.
4.287% (SOFRRATE + 0.650%) due 03/19/2027 ~	400		401
Trust 2401
7.375% due 02/13/2034	1,068		1,136
7.700% due 01/23/2032	3,536		3,778
U.S. Bancorp
6.787% due 10/26/2027 •	1,150		1,159
UBS AG
1.250% due 08/07/2026	400		399
4.632% due 02/16/2032 •(f)	2,500		2,481
4.864% due 01/10/2028 •	1,400		1,404
UBS Group AG
3.869% due 01/12/2029 •	800		791
4.151% due 12/23/2029 •	900		887
4.214% due 04/10/2030 •	2,900		2,853
4.398% due 09/23/2031 •	3,000		2,941
4.703% due 08/05/2027 •(f)	400		400
5.010% due 03/23/2037 •	3,000		2,918
5.617% due 09/13/2030 •	2,900		2,969
6.625% due 01/08/2031 •(e)(f)	4,000		4,026
6.850% due 09/10/2029 •(e)(f)	3,500		3,567
7.000% due 02/10/2030 •(e)(f)	2,500		2,552
7.000% due 01/08/2036 •(e)(f)	2,100		2,124
VB DPR Finance Co.
6.833% due 03/15/2035 «(g)	6,300		6,364
VICI Properties LP
4.750% due 02/15/2028	800		800
5.125% due 11/15/2031	1,400		1,394
5.125% due 05/15/2032	2,600		2,579
5.625% due 04/01/2035	4,900		4,904
5.625% due 05/15/2052	2,100		1,930
5.750% due 04/01/2034	2,000		2,032
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029	2,985		2,901
Voya Financial, Inc.
5.050% due 03/02/2036	2,700		2,628
Wells Fargo & Co.
2.393% due 06/02/2028 •	9,018		8,840
2.572% due 02/11/2031 •	1,375		1,273
2.879% due 10/30/2030 •	2,500		2,354
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~	300		301
4.808% due 07/25/2028 •	1,500		1,504
4.970% due 04/23/2029 •	500		503
5.198% due 01/23/2030 •	1,149		1,162
5.211% due 12/03/2035 •	3,000		2,996
5.499% due 01/23/2035 •	900		918
5.557% due 07/25/2034 •	5,700		5,839
5.574% due 07/25/2029 •	9,747		9,913
5.707% due 04/22/2028 •	2,800		2,826
6.303% due 10/23/2029 •	3,363		3,479
6.491% due 10/23/2034 •	1,100		1,188

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Wells Fargo Bank NA
5.254% due 12/11/2026			1,900		1,908
Welltower OP LLC
5.125% due 07/01/2035			2,200		2,209
Weyerhaeuser Co.
4.000% due 04/15/2030			900		876

					1,154,713

INDUSTRIALS 28.5% 180 Medical, Inc.
5.300% due 10/08/2035			1,000		983
AbbVie, Inc.
3.200% due 11/21/2029			1,500		1,437
4.800% due 03/15/2029			2,600		2,621
4.875% due 03/15/2030			1,000		1,011
AEP Transmission Co. LLC
5.150% due 04/01/2034			3,200		3,224
Air Canada Pass-Through Trust
5.250% due 10/01/2030			644		648
Airbnb, Inc.
4.400% due 03/16/2029			6,000		5,970
Aker BP ASA
5.125% due 10/01/2034			3,100		3,037
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029			284		284
Altria Group, Inc.
4.500% due 08/06/2030			1,400		1,390
5.625% due 02/06/2035			2,600		2,674
Amazon.com, Inc.
3.700% due 03/16/2035	EUR		1,300		1,496
4.050% due 03/16/2039			5,200		6,003
4.350% due 03/20/2033 (h)			$5,000		4,868
5.000% due 06/12/2056 (g)	CAD		4,400		3,135
American Airlines Pass-Through Trust
3.200% due 12/15/2029			$393		382
3.575% due 07/15/2029			744		734
3.600% due 03/22/2029			158		156
4.900% due 11/11/2039			3,600		3,520
5.250% due 05/10/2040			3,300		3,285
Amgen, Inc.
2.450% due 02/21/2030			6,100		5,659
4.850% due 02/19/2036			4,200		4,116
5.150% due 03/02/2028			400		404
5.750% due 03/02/2063			1,500		1,456
Amrize Finance U.S. LLC
4.700% due 04/07/2028			2,100		2,104
4.950% due 04/07/2030			2,000		2,014
Anglo American Capital PLC
5.750% due 04/05/2034			5,400		5,572
AppLovin Corp.
5.125% due 12/01/2029			2,600		2,622
5.375% due 12/01/2031			900		913
AS Mileage Plan IP Ltd.
5.021% due 10/20/2029			4,000		3,968
AstraZeneca PLC
6.450% due 09/15/2037			700		778
Atlassian Corp.
5.250% due 05/15/2029			2,400		2,406
Australian Metcoal Financing Pty. Ltd.
6.750% due 04/22/2034			5,200		5,366
AutoZone, Inc.
4.000% due 04/15/2030			740		722
Bacardi Ltd./Bacardi-Martini BV
5.250% due 01/15/2029			2,000		2,016
5.400% due 06/15/2033			200		201
Bacardi-Martini BV
6.000% due 02/01/2035			4,000		4,098
BAE Systems PLC
5.125% due 03/26/2029			3,470		3,518
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR		1,700		1,944
4.050% due 03/11/2029			$2,100		2,070
4.650% due 06/15/2033			2,100		2,054
5.000% due 06/15/2036			2,200		2,153
5.850% due 06/15/2056 (f)			1,800		1,779
BAT Capital Corp.
6.343% due 08/02/2030			1,100		1,163
Bayer U.S. Finance LLC
6.500% due 11/21/2033			8,600		9,236
Beacon Point DC LLC
6.129% due 11/30/2042			6,400		6,458
Becton Dickinson & Co.
1.957% due 02/11/2031			1,300		1,150
4.874% due 02/08/2029			801		806

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$
Beignet Investor LLC
6.581% due 05/30/2049	18,246		18,623
BMW U.S. Capital LLC
4.300% due 03/17/2028	3,000		2,987
4.400% due 03/19/2029	5,000		4,970
4.750% due 03/21/2028 (f)	3,500		3,513
5.000% due 03/19/2033	500		494
Boeing Co.
2.700% due 02/01/2027	1,200		1,187
2.950% due 02/01/2030	600		565
3.200% due 03/01/2029	1,400		1,350
3.250% due 02/01/2028	100		98
3.950% due 08/01/2059	1,900		1,358
5.150% due 05/01/2030	3,600		3,645
5.705% due 05/01/2040	2,000		2,035
5.930% due 05/01/2060	500		492
6.298% due 05/01/2029	3,000		3,124
6.388% due 05/01/2031	2,500		2,657
7.008% due 05/01/2064	998		1,136
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	2,500		2,440
Broadcom, Inc.
1.950% due 02/15/2028	300		289
2.450% due 02/15/2031	1,000		905
2.600% due 02/15/2033	2,000		1,739
3.187% due 11/15/2036	2,000		1,676
4.150% due 11/15/2030	548		537
4.200% due 10/15/2030	1,825		1,789
4.350% due 02/15/2030	3,500		3,466
4.600% due 07/15/2030	1,000		997
4.600% due 01/15/2033	4,400		4,317
5.050% due 04/15/2030	3,200		3,248
Cameron LNG LLC
2.902% due 07/15/2031	2,000		1,825
Canadian Natural Resources Ltd.
5.000% due 12/15/2029	4,200		4,243
6.450% due 06/30/2033	1,000		1,082
Canadian Pacific Railway Co.
6.125% due 09/15/2115	500		520
Carnival Corp. Ltd.
4.000% due 08/01/2028	2,200		2,160
CDW LLC/CDW Finance Corp.
3.250% due 02/15/2029	1,100		1,052
3.276% due 12/01/2028	2,300		2,212
3.569% due 12/01/2031	700		643
5.550% due 08/22/2034	500		494
Cenovus Energy, Inc.
5.400% due 03/20/2036	7,300		7,241
Centene Corp.
2.500% due 03/01/2031	3,400		2,972
3.000% due 10/15/2030	1,700		1,540
3.375% due 02/15/2030	4,083		3,808
CGI, Inc.
1.450% due 09/14/2026	900		895
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% due 04/01/2061	1,400		823
3.950% due 06/30/2062	1,300		769
4.400% due 12/01/2061	6,000		3,877
5.500% due 04/01/2063	1,300		998
6.100% due 06/01/2029	1,000		1,025
6.550% due 06/01/2034	500		511
6.650% due 02/01/2034	3,000		3,080
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	1,100		1,064
Cheniere Energy Partners LP
3.250% due 01/31/2032 (h)	1,200		1,100
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.750% due 05/15/2030	6,500		6,481
Choice Hotels International, Inc.
3.700% due 12/01/2029	850		816
CIMIC Finance USA Pty. Ltd.
7.000% due 03/25/2034	2,000		2,130
Clorox Co.
4.700% due 05/15/2031	4,400		4,373
CommonSpirit Health
4.975% due 09/01/2035	4,900		4,756
6.073% due 11/01/2027	100		102
Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(g)	3,266		3,318
Cornell University
4.169% due 06/15/2030	2,100		2,081
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031	5,000		4,867
Cox Communications, Inc.
5.450% due 09/01/2034	3,600		3,435
5.700% due 06/15/2033	200		197

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$
5.800% due 12/15/2053	2,600		2,196
CRH SMW Finance DAC
5.125% due 01/09/2030	1,000		1,014
CVS Health Corp.
5.125% due 02/21/2030	5,000		5,057
5.450% due 09/15/2035	5,000		5,067
5.700% due 06/01/2034	2,200		2,272
5.875% due 06/01/2053	600		588
6.000% due 06/01/2044	2,300		2,324
6.000% due 06/01/2063	1,700		1,662
Daimler Truck Finance North America LLC
4.150% due 01/12/2029	3,400		3,358
5.000% due 10/12/2032	3,000		2,980
5.400% due 09/20/2028	1,700		1,725
Darden Restaurants, Inc.
4.550% due 10/15/2029	3,700		3,675
Dell International LLC/EMC Corp.
4.750% due 07/15/2031	1,200		1,193
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	833		833
Devon Energy Corp.
5.200% due 09/15/2034	237		237
5.400% due 02/15/2035	2,500		2,511
5.600% due 03/15/2034	700		718
5.750% due 09/15/2054	1,300		1,254
Diamondback Energy, Inc.
5.400% due 04/18/2034	1,100		1,116
5.550% due 04/01/2035	5,600		5,713
5.900% due 04/18/2064	1,554		1,517
Discovery Global Holdings, Inc.
3.755% due 03/15/2027	253		251
4.279% due 03/15/2032	5,255		4,719
DT Midstream, Inc.
5.800% due 12/15/2034	2,700		2,760
Ecopetrol SA
8.375% due 01/19/2036	1,100		1,192
8.875% due 01/13/2033	500		548
Elevance Health, Inc.
5.200% due 02/15/2035	1,800		1,804
Eli Lilly & Co.
4.150% due 05/20/2029	1,600		1,592
EMD Finance LLC
4.375% due 10/15/2030	5,950		5,873
Enbridge, Inc.
5.625% due 04/05/2034	6,500		6,698
5.900% due 11/15/2026	1,000		1,004
7.375% due 03/15/2055 •	2,400		2,533
7.625% due 01/15/2083 •	100		108
8.250% due 01/15/2084 •	600		634
Energy Transfer LP
3.900% due 07/15/2026	1,100		1,100
5.350% due 01/15/2036	4,300		4,284
5.350% due 05/15/2045	1,000		909
5.400% due 10/01/2047	200		181
5.550% due 05/15/2034	2,900		2,947
5.700% due 04/01/2035	6,500		6,674
5.950% due 05/15/2054	1,000		958
6.000% due 06/15/2048	375		364
6.050% due 12/01/2026	800		805
7.500% due 07/01/2038	4,000		4,624
Eni SpA
5.500% due 05/15/2034	3,500		3,554
5.750% due 05/19/2035	1,800		1,851
5.950% due 05/15/2054	3,225		3,193
Entergy Louisiana LLC
4.000% due 03/15/2033	1,200		1,135
4.900% due 04/15/2036	4,900		4,780
5.800% due 03/15/2055	1,700		1,701
Enterprise Products Operating LLC
4.600% due 01/15/2031	2,000		1,994
4.950% due 02/15/2035	2,700		2,680
5.200% due 01/15/2036	3,900		3,914
Essent Group Ltd.
6.250% due 07/01/2029	192		198
Expand Energy Corp.
4.750% due 02/01/2032	3,000		2,925
5.700% due 01/15/2035	1,300		1,315
Fedex Freight Holding Co., Inc.
4.950% due 03/15/2033	5,700		5,587
Fidelity National Information Services, Inc.
4.550% due 03/10/2029	2,300		2,283
Fiserv, Inc.
4.200% due 10/01/2028	1,800		1,776
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,300		2,125

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Flex Ltd.
5.250% due 01/15/2032			2,300		2,303
Flutter Treasury DAC
5.000% due 04/29/2029	EUR		1,000		1,169
6.375% due 04/29/2029			$300		305
Foundry JV Holdco LLC
5.875% due 01/25/2034			3,000		3,051
5.900% due 01/25/2030			500		516
Fox Corp.
4.709% due 01/25/2029			200		200
Freeport-McMoRan, Inc.
5.450% due 03/15/2043			200		193
Gartner, Inc.
4.950% due 03/20/2031			3,800		3,696
GE Vernova, Inc.
4.875% due 02/04/2036 (h)			3,000		2,954
Gilead Sciences, Inc.
4.900% due 05/20/2034			4,200		4,194
Glencore Funding LLC
5.371% due 04/04/2029			1,450		1,473
5.400% due 05/08/2028			500		505
5.508% due 04/01/2036			5,200		5,234
Global Payments, Inc.
5.200% due 11/15/2032			2,000		1,955
5.400% due 03/15/2033			8,000		7,846
5.550% due 11/15/2035			1,800		1,746
Grupo Nutresa SA
8.000% due 05/12/2030			6,050		6,417
Gulfstream Natural Gas System LLC
5.600% due 07/23/2035			4,900		4,976
Haleon U.S. Capital LLC
3.375% due 03/24/2029			1,300		1,259
Harbour Energy PLC
6.327% due 04/01/2035			1,300		1,326
HCA, Inc.
3.500% due 09/01/2030			200		190
4.125% due 06/15/2029			2,600		2,560
4.375% due 03/15/2042			700		593
4.700% due 05/15/2031			5,000		4,955
5.200% due 06/01/2028			2,000		2,020
5.250% due 03/01/2030			1,000		1,014
5.250% due 06/15/2049			400		360
5.450% due 04/01/2031			750		767
5.450% due 09/15/2034			2,500		2,528
5.500% due 03/01/2032			1,200		1,227
5.625% due 09/01/2028			1,221		1,240
5.750% due 03/01/2035			2,100		2,166
Hexcel Corp.
4.900% due 05/15/2031			1,300		1,296
5.875% due 02/26/2035			600		622
HF Sinclair Corp.
5.750% due 01/15/2031			1,100		1,124
Huntington Ingalls Industries, Inc.
5.353% due 01/15/2030			2,100		2,135
Hyatt Hotels Corp.
5.050% due 03/30/2028			2,800		2,818
5.400% due 12/15/2035			3,800		3,773
5.750% due 03/30/2032			3,200		3,301
Hyundai Capital America
4.627% (SOFRRATE + 0.990%) due 03/25/2027 ~			2,600		2,608
4.750% due 04/06/2029			2,500		2,493
4.850% due 03/25/2027			3,000		3,009
5.150% due 03/27/2030			2,300		2,318
5.680% due 06/26/2028			300		305
Imperial Brands Finance PLC
3.500% due 07/26/2026			540		540
6.125% due 07/27/2027			200		203
Intel Corp.
5.300% due 05/15/2036			2,000		1,991
Japan Tobacco, Inc.
5.850% due 06/15/2035			3,300		3,456
JDE Peet’s NV
1.375% due 01/15/2027			2,100		2,061
2.250% due 09/24/2031			4,700		4,074
JetBlue Pass-Through Trust
2.750% due 11/15/2033			601		534
4.000% due 05/15/2034			128		122
JT International Financial Services BV
3.875% due 09/28/2028			2,600		2,561
Kinder Morgan, Inc.
5.550% due 06/01/2045			2,600		2,499
Kraft Heinz Foods Co.
5.200% due 03/15/2032			1,900		1,926
5.400% due 03/15/2035			1,700		1,712
6.875% due 01/26/2039			200		219

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$
L3Harris Technologies, Inc.
5.050% due 06/01/2029	2,000		2,024
Las Vegas Sands Corp.
5.625% due 06/15/2028	1,000		1,012
5.650% due 05/18/2033	2,900		2,901
6.200% due 08/15/2034	4,400		4,531
Leland Stanford Junior University
4.679% due 03/01/2035	5,500		5,379
Lenovo Group Ltd.
5.831% due 01/27/2028	400		407
LKQ Corp.
5.750% due 06/15/2028	1,000		1,014
Maple Parent Holdings Corp.
4.750% due 03/26/2029	4,200		4,198
5.700% due 03/26/2036	5,000		5,064
Marathon Petroleum Corp.
5.700% due 03/01/2035	2,800		2,875
Marriott International, Inc.
4.500% due 10/15/2031	3,400		3,356
4.800% due 03/15/2030	1,500		1,507
5.250% due 10/15/2035	3,100		3,101
5.350% due 03/15/2035	5,400		5,441
5.450% due 09/15/2026	600		601
5.550% due 10/15/2028	300		306
Mars, Inc.
4.800% due 03/01/2030	3,500		3,511
Marvell Technology, Inc.
2.450% due 04/15/2028	1,100		1,060
McDonald’s Corp.
6.300% due 10/15/2037	700		763
Meta Platforms, Inc.
4.200% due 11/15/2030	2,500		2,461
4.600% due 11/15/2032	4,600		4,525
6.200% due 05/15/2046	6,200		6,208
Microchip Technology, Inc.
5.050% due 02/15/2030	700		703
Mobility Global, Inc.
5.050% due 06/15/2029	1,000		1,002
5.450% due 06/15/2031	2,000		2,022
6.050% due 06/15/2036	2,400		2,428
Motorola Solutions, Inc.
4.600% due 05/23/2029	200		199
5.400% due 04/15/2034	400		405
MPLX LP
4.000% due 03/15/2028	315		312
4.500% due 04/15/2038	800		725
4.950% due 09/01/2032	200		199
5.400% due 04/01/2035	2,100		2,100
5.400% due 09/15/2035	4,000		3,991
5.500% due 06/01/2034	3,000		3,034
MSCI, Inc.
3.625% due 09/01/2030	2,000		1,893
3.875% due 02/15/2031	800		758
National Football League
5.480% due 10/05/2028 «(g)	4,000		4,027
National Fuel Gas Co.
5.050% due 10/15/2031	3,600		3,585
5.500% due 05/15/2036	3,500		3,480
5.950% due 03/15/2035	2,400		2,475
Nestle Capital Corp.
4.500% due 03/18/2033	4,000		3,944
Novartis Capital Corp.
3.700% due 09/21/2042	500		411
NTT Finance Corp.
4.741% due 03/31/2028 (b)	3,200		3,202
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.650% due 02/15/2032	600		532
4.300% due 06/18/2029	300		297
Occidental Petroleum Corp.
5.550% due 10/01/2034	7,300		7,471
6.050% due 10/01/2054	1,000		1,016
6.200% due 03/15/2040	2,800		2,907
6.625% due 09/01/2030	4,267		4,516
7.500% due 05/01/2031	500		554
8.875% due 07/15/2030	2,400		2,703
Open Text Corp.
6.900% due 12/01/2027	200		205
Oracle Corp.
4.200% due 09/27/2029	8,995		8,751
4.450% due 09/26/2030	1,000		966
4.650% due 05/06/2030	3,310		3,247
4.800% due 08/03/2028	2,500		2,495
4.950% due 02/04/2031	2,000		1,958
5.350% due 05/04/2033	1,700		1,652
5.500% due 09/27/2064 (h)	1,650		1,277
6.100% due 09/26/2065 (h)	1,200		1,005

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$
6.150% due 11/09/2029	500		513
6.550% due 02/04/2046	2,000		1,886
6.700% due 02/04/2056	2,400		2,260
ORLEN SA
6.000% due 01/30/2035	4,000		4,145
Paramount Global
2.900% due 01/15/2027	600		593
3.375% due 02/15/2028	300		292
3.700% due 06/01/2028	1,275		1,237
4.950% due 01/15/2031	800		744
6.875% due 04/30/2036	800		751
7.875% due 07/30/2030	200		210
Petroleos Mexicanos
6.700% due 02/16/2032	400		404
Philip Morris International, Inc.
1.750% due 11/01/2030	700		621
2.100% due 05/01/2030	183		167
4.250% due 10/29/2032	3,100		3,007
4.375% due 04/30/2030	1,100		1,089
5.250% due 09/07/2028	1,800		1,828
5.250% due 02/13/2034	6,000		6,100
Plains All American Pipeline LP
5.950% due 06/15/2035	2,600		2,676
POSCO
4.875% due 01/23/2027	500		501
Providence St. Joseph Health Obligated Group
2.532% due 10/01/2029	300		281
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036	4,900		4,661
Quanta Services, Inc.
4.300% due 08/09/2028	4,100		4,084
Repsol E&P Capital Markets U.S. LLC
5.204% due 09/16/2030	4,400		4,425
Road Michigan Property Owner I LLC
7.500% due 03/30/2045	8,241		8,218
Rolls-Royce PLC
5.750% due 10/15/2027	1,000		1,013
Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036	7,800		7,746
Royalty Pharma PLC
5.150% due 09/02/2029	400		405
5.200% due 09/25/2035	4,800		4,758
RTX Corp.
5.750% due 01/15/2029	2,200		2,267
6.100% due 03/15/2034	2,000		2,147
S&P Global, Inc.
4.250% due 01/15/2031	4,100		4,016
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	1,200		1,192
4.500% due 05/15/2030	800		793
Salesforce, Inc.
4.500% due 03/15/2028	1,800		1,798
6.550% due 03/15/2056	2,900		2,903
Santos Finance Ltd.
3.649% due 04/29/2031	3,048		2,852
6.875% due 09/19/2033	4,200		4,566
Saudi Arabian Oil Co.
5.000% due 02/02/2036	1,700		1,664
6.000% due 02/02/2056	4,400		4,274
Schlumberger Investment SA
5.150% due 05/07/2036	3,400		3,386
ServiceNow, Inc.
4.250% due 05/15/2028	700		698
5.050% due 05/15/2033	3,150		3,148
5.400% due 05/15/2036	2,500		2,500
SK Hynix, Inc.
6.375% due 01/17/2028	400		410
Snam SpA
5.000% due 05/28/2030	1,600		1,609
5.750% due 05/28/2035	6,900		7,114
Sociedad Transmisora Metropolitana SpA
6.385% due 12/15/2055	4,800		4,904
South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	1,600		1,606
5.584% due 10/01/2034	1,300		1,296
Southern Co.
3.750% due 09/15/2051 •	2,200		2,197
Space Exploration Technologies Corp.
5.350% due 07/15/2031	1,500		1,496
6.600% due 07/15/2046	1,500		1,460
Spectra Energy Partners LP
3.375% due 10/15/2026	400		399
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	3,400		3,391
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	403		371

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.100% due 10/01/2029			187		181
Stryker Corp.
1.950% due 06/15/2030			1,750		1,585
4.100% due 04/01/2043			500		420
Sutter Health
5.164% due 08/15/2033			200		202
Synopsys, Inc.
4.650% due 04/01/2028			1,400		1,402
4.850% due 04/01/2030			2,025		2,029
Sysco Corp.
4.400% due 07/25/2031			1,700		1,659
5.100% due 09/23/2030			1,211		1,223
5.950% due 04/01/2030			2,350		2,437
T-Mobile USA, Inc.
2.400% due 03/15/2029			700		661
2.550% due 02/15/2031			3,000		2,723
2.875% due 02/15/2031			500		460
3.600% due 11/15/2060			1,000		648
3.875% due 04/15/2030			2,000		1,938
4.200% due 10/01/2029			5,661		5,593
4.850% due 01/15/2029			2,103		2,116
4.950% due 11/15/2035			2,100		2,055
5.125% due 05/15/2032			1,100		1,112
5.750% due 01/15/2034			4,500		4,661
Take-Two Interactive Software, Inc.
5.400% due 06/12/2029			1,000		1,020
Tapestry, Inc.
5.500% due 03/11/2035			10,100		10,175
Targa Resources Corp.
4.200% due 02/01/2033			600		569
4.900% due 09/15/2030			300		301
TD SYNNEX Corp.
2.375% due 08/09/2028			1,000		951
5.300% due 10/10/2035			1,500		1,477
6.100% due 04/12/2034			4,000		4,164
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037			600		704
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP		220		309
9.750% due 10/10/2027 «			51		72
Time Warner Cable Enterprises LLC
8.375% due 07/15/2033			$3,900		4,325
Time Warner Cable LLC
5.500% due 09/01/2041			6,028		5,161
TotalEnergies Capital USA LLC
4.248% due 01/13/2031			520		511
TransCanada PipeLines Ltd.
4.625% due 03/01/2034			600		580
Transcontinental Gas Pipe Line Co. LLC
5.100% due 03/15/2036			3,300		3,268
Trustees of Princeton University
4.647% due 07/01/2030			1,600		1,615
TSMC Arizona Corp.
1.750% due 10/25/2026			300		298
Uber Technologies, Inc.
4.150% due 01/15/2031			1,000		977
4.800% due 09/15/2034			2,800		2,749
UCB SA
4.250% due 03/20/2030	EUR		1,100		1,287
United Airlines Pass-Through Trust
2.700% due 11/01/2033			$635		580
3.500% due 09/01/2031			559		540
5.450% due 08/15/2038			9,022		9,201
5.875% due 04/15/2029			778		787
UnitedHealth Group, Inc.
4.500% due 04/15/2033			1,500		1,468
4.800% due 01/15/2030			1,093		1,102
4.950% due 05/15/2062			400		343
5.150% due 07/15/2034			3,600		3,634
5.200% due 04/15/2063			700		627
UPMC
5.035% due 05/15/2033			200		199
Var Energi ASA
5.875% due 05/22/2030			1,000		1,030
7.500% due 01/15/2028			2,500		2,595
8.000% due 11/15/2032			3,326		3,778
Veralto Corp.
5.500% due 09/18/2026			3,250		3,256
VeriSign, Inc.
2.700% due 06/15/2031			300		270
Viper Energy Partners LLC
4.900% due 08/01/2030			1,000		997
5.700% due 08/01/2035			2,100		2,134
VMware LLC
2.200% due 08/15/2031			2,250		1,982
4.700% due 05/15/2030			2,147		2,152

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Volkswagen Group of America Finance LLC
4.450% due 09/11/2027			3,000		2,991
4.550% due 09/11/2028			3,100		3,082
4.750% due 11/13/2028			1,600		1,596
4.850% due 08/15/2027			750		752
4.900% due 08/14/2026			600		600
5.050% due 03/27/2028			1,650		1,657
5.250% due 03/22/2029			1,900		1,916
5.350% due 03/27/2030			1,800		1,821
5.650% due 09/12/2028			400		406
Volkswagen International Finance NV
7.875% due 09/06/2032 •(e)	EUR		3,000		3,901
Weir Group, Inc.
5.350% due 05/06/2030			$3,300		3,330
Western Midstream Operating LP
5.500% due 12/15/2035			5,000		4,949
6.350% due 01/15/2029			2,200		2,276
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028			100		100
Williams Cos., Inc.
5.150% due 03/15/2034			2,000		1,999
5.300% due 09/30/2035			3,100		3,094
8.750% due 03/15/2032			200		237
Woodside Finance Ltd.
5.400% due 05/19/2030			3,300		3,355
Workday, Inc.
3.800% due 04/01/2032			300		279

				951,350

UTILITIES 11.0%
AEP Texas, Inc.
3.800% due 10/01/2047			300		224
5.400% due 06/01/2033			100		102
5.700% due 05/15/2034			2,500		2,581
AES Corp.
3.950% due 07/15/2030			4,900		4,696
5.450% due 06/01/2028			700		708
5.800% due 03/15/2032			5,100		5,170
Ameren Corp.
5.700% due 12/01/2026			800		804
Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041			2,818		2,788
Appalachian Power Co.
5.650% due 04/01/2034			1,100		1,130
Arizona Public Service Co.
5.500% due 09/01/2035			1,000		1,006
AT&T, Inc.
1.650% due 02/01/2028			4,900		4,684
3.650% due 09/15/2059			1,800		1,151
3.800% due 12/01/2057			100		67
4.500% due 03/12/2036 (g)	CAD		5,000		3,530
4.750% due 04/30/2033			$1,800		1,762
5.125% due 04/30/2036			7,400		7,255
5.375% due 08/15/2035			2,000		2,010
6.000% due 04/30/2056			4,300		4,159
Black Hills Corp.
6.150% due 05/15/2034			600		630
BP Capital Markets PLC
6.125% due 03/18/2035 •(e)			600		611
Brooklyn Union Gas Co.
6.388% due 09/15/2033			4,600		4,892
Capital Power U.S. Holdings, Inc.
6.189% due 06/01/2035			5,400		5,599
Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035			4,888		4,969
Cleco Power LLC
5.300% due 01/15/2036			5,500		5,479
Columbia Pipelines Holding Co. LLC
5.097% due 10/01/2031			1,200		1,203
Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030			100		104
Comision Federal de Electricidad
6.045% due 01/28/2034			5,000		4,901
Connecticut Light & Power Co.
4.950% due 01/15/2030			2,000		2,023
Constellation Energy Generation LLC
5.300% due 06/01/2036			4,200		4,179
6.125% due 01/15/2034			1,600		1,700
Dominion Energy South Carolina, Inc.
5.300% due 01/15/2035			4,000		4,056
Dominion Energy, Inc.
5.450% due 03/15/2035			2,100		2,133
7.000% due 06/01/2054 •			500		530
DTE Electric Co.
4.850% due 03/01/2036			4,900		4,791

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Duke Energy Carolinas LLC
2.450% due 02/01/2030			1,000		931
3.550% due 03/15/2052			600		428
6.100% due 06/01/2037			100		106
Duke Energy Florida LLC
4.850% due 12/01/2035			3,000		2,943
Duke Energy Progress LLC
5.050% due 03/15/2035			3,000		3,002
Edison International
4.125% due 03/15/2028			5,000		4,930
5.000% due 05/05/2028			10,200		10,215
5.250% due 03/15/2032			1,900		1,877
5.450% due 06/15/2029			1,500		1,515
6.250% due 03/15/2030			3,550		3,649
7.875% due 06/15/2054 •			1,300		1,338
Electricite de France SA
6.125% due 04/22/2056			5,400		5,331
6.375% due 01/13/2055			2,530		2,585
ENEL Finance International NV
3.625% due 05/25/2027			325		322
5.125% due 06/26/2029			3,400		3,442
7.500% due 10/14/2032			700		785
7.750% due 10/14/2052			950		1,140
Entergy Texas, Inc.
5.250% due 04/15/2035			1,480		1,487
Esentia Energy Development SAB de CV
6.125% due 07/30/2033			2,600		2,596
Evergy Metro, Inc.
5.125% due 08/15/2035			3,500		3,471
Eversource Energy
4.450% due 12/15/2030			4,100		4,031
5.000% due 01/01/2027			400		401
5.450% due 03/01/2028			600		607
Florida Power & Light Co.
5.100% due 04/01/2033			500		507
IPALCO Enterprises, Inc.
4.250% due 05/01/2030			2,100		2,040
Israel Electric Corp. Ltd.
3.750% due 02/22/2032			1,900		1,755
Massachusetts Electric Co.
1.729% due 11/24/2030			400		350
MidAmerican Energy Co.
4.250% due 07/15/2049			1,050		856
5.300% due 02/01/2055			600		565
5.350% due 01/15/2034			1,000		1,026
Monongahela Power Co.
4.450% due 08/15/2029			1,200		1,194
Narragansett Electric Co.
5.350% due 05/01/2034			1,300		1,319
National Grid PLC
5.602% due 06/12/2028			400		407
NBN Co. Ltd.
2.625% due 05/05/2031			500		456
4.250% due 10/01/2029			1,900		1,882
5.750% due 10/06/2028			1,300		1,333
New York State Electric & Gas Corp.
5.050% due 08/15/2035			2,700		2,672
NextEra Energy Capital Holdings, Inc.
6.625% due 10/01/2066 •			3,200		3,251
Niagara Energy SAC
5.746% due 10/03/2034			2,900		2,909
Niagara Mohawk Power Corp.
2.759% due 01/10/2032			600		539
5.290% due 01/17/2034			500		502
NorthWestern Corp.
5.073% due 03/21/2030			3,000		3,030
NSTAR Electric Co.
4.850% due 03/01/2030			2,300		2,316
NYSEG Storm Funding LLC
4.713% due 05/01/2029			2,521		2,520
Oglethorpe Power Corp.
5.800% due 06/01/2054			2,200		2,165
Oncor Electric Delivery Co. LLC
4.500% due 03/15/2031			6,700		6,635
5.350% due 04/01/2035			2,000		2,035
5.700% due 06/24/2033	AUD		1,300		905
ONEOK, Inc.
4.400% due 10/15/2029			$2,000		1,979
4.950% due 10/15/2032			3,900		3,873
5.050% due 11/01/2034			6,000		5,871
5.375% due 06/01/2029			50		51
5.850% due 11/01/2064			1,600		1,496
6.050% due 09/01/2033			2,400		2,513
6.500% due 09/01/2030			1,000		1,052
6.625% due 09/01/2053			3,500		3,671

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$
Pacific Gas & Electric Co.
3.300% due 12/01/2027	800		785
4.000% due 12/01/2046	1,100		822
5.050% due 10/15/2032	7,700		7,657
5.200% due 05/01/2036	5,800		5,636
5.550% due 05/15/2029	1,800		1,838
5.600% due 08/15/2036	2,700		2,702
5.700% due 03/01/2035	2,000		2,022
5.800% due 05/15/2034	1,400		1,432
6.000% due 08/15/2035	6,500		6,704
6.100% due 01/15/2029	4,465		4,598
6.150% due 01/15/2033	400		418
6.300% due 08/15/2056	3,400		3,389
6.400% due 06/15/2033	400		423
6.750% due 01/15/2053	1,400		1,471
6.950% due 03/15/2034	1,500		1,636
PacifiCorp
2.700% due 09/15/2030	100		92
4.250% due 03/15/2029	2,100		2,075
4.650% due 04/15/2029	1,800		1,796
5.450% due 04/15/2033	5,700		5,788
5.800% due 04/15/2036	2,600		2,670
5.800% due 01/15/2055	1,900		1,813
7.125% due 08/15/2056 •	6,500		6,459
Piedmont Natural Gas Co., Inc.
5.100% due 02/15/2035	2,500		2,491
Plains All American Pipeline LP/PAA Finance Corp.
5.600% due 01/15/2036	3,000		3,010
Public Service Co. of Colorado
5.350% due 05/15/2034	3,400		3,452
Puget Energy, Inc.
5.725% due 03/15/2035	5,700		5,739
San Diego Gas & Electric Co.
5.400% due 04/15/2035	5,100		5,184
Sempra
6.000% due 10/15/2039	3,700		3,798
6.875% due 10/01/2054 •	1,000		1,024
Sierra Pacific Power Co.
5.900% due 03/15/2054	700		705
6.200% due 12/15/2055 •	900		895
6.375% due 09/15/2056 •	2,800		2,801
Southern California Edison Co.
2.750% due 02/01/2032	300		267
2.850% due 08/01/2029	1,750		1,653
2.950% due 02/01/2051	300		181
4.650% due 10/01/2043	350		296
4.800% due 03/15/2033	5,000		4,904
4.950% due 09/15/2031	5,600		5,589
5.450% due 03/01/2035	1,000		1,002
5.650% due 10/01/2028	2,100		2,140
Southern California Gas Co.
2.550% due 02/01/2030	1,900		1,774
5.200% due 06/01/2033	400		406
Southwestern Electric Power Co.
5.200% due 04/01/2036	2,200		2,172
Southwestern Public Service Co.
4.400% due 11/15/2048	460		377
5.300% due 08/15/2036	5,000		4,989
5.875% due 08/15/2056	2,000		1,989
Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	2,828		2,808
System Energy Resources, Inc.
5.300% due 12/15/2034	4,100		4,093
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031	1,000		1,009
Verizon Communications, Inc.
3.000% due 11/20/2060	400		229
4.780% due 02/15/2035	302		292
5.000% due 01/15/2036	3,400		3,317
5.401% due 07/02/2037	2,514		2,509
Virginia Electric & Power Co.
4.900% due 09/15/2035	3,000		2,938
5.050% due 08/15/2034	200		200
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	1,800		1,810
Vistra Operations Co. LLC
4.600% due 10/15/2030	1,800		1,772
5.550% due 04/30/2036	2,700		2,688
6.000% due 04/15/2034	900		928
6.950% due 10/15/2033	2,700		2,939
WEC Energy Group, Inc.
5.600% due 09/12/2026	376		377
Wisconsin Electric Power Co.
4.150% due 10/15/2030	1,200		1,177

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$
Xcel Energy, Inc.
5.600% due 04/15/2035	5,000		5,096

			365,680

Total Corporate Bonds & Notes (Cost $2,460,005)			2,471,743

MUNICIPAL BONDS & NOTES 0.2%
ARIZONA 0.2%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	4,500		4,701

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	400		405

TEXAS 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	316		321

Total Municipal Bonds & Notes (Cost $5,216)			5,427

U.S. GOVERNMENT AGENCIES 11.8%
Federal Home Loan Mortgage Corp.
5.500% due 02/01/2053 - 05/01/2053	575		581
6.000% due 04/01/2053 - 02/01/2055	2,398		2,477
Federal Home Loan Mortgage Corp. REMICS
4.498% due 12/25/2055 •	4,261		4,273
4.828% due 02/25/2055 •	669		677
Federal National Mortgage Association
5.500% due 11/01/2052 - 06/01/2053	2,354		2,379
6.000% due 03/01/2053 - 08/01/2054	3,934		4,079
6.500% due 10/01/2053	983		1,018
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 09/01/2056	120,390		112,453
4.500% due 08/01/2056	82,000		78,493
5.000% due 07/01/2056 - 08/01/2056	129,560		127,207
6.000% due 08/01/2056 - 09/01/2056	60,300		61,424

Total U.S. Government Agencies (Cost $394,494)			395,061

U.S. TREASURY OBLIGATIONS 18.8%
U.S. Treasury Bonds
3.000% due 02/15/2048	7,300		5,377
3.000% due 08/15/2048	17,000		12,460
3.125% due 05/15/2048	8,500		6,389
3.750% due 08/15/2041	68,600		61,000
4.125% due 08/15/2044 (h)	136,510		123,499
4.250% due 08/15/2054	57,600		51,437
4.375% due 08/15/2043	13,330		12,539
4.500% due 11/15/2054	12,700		11,825
4.625% due 11/15/2044 (h)	10,800		10,412
4.625% due 02/15/2055	41,100		39,066
4.625% due 11/15/2055 (h)	29,200		27,783
4.750% due 11/15/2043	5,100		5,018
4.750% due 11/15/2053	1,234		1,194
4.750% due 08/15/2055	36,100		35,032
4.875% due 08/15/2045 (h)	3,104		3,081
5.000% due 05/15/2056	6,400		6,468
U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028 (j)	1,998		1,966
1.750% due 01/15/2034 (j)	20,253		19,795
1.875% due 07/15/2034	424		418
2.125% due 04/15/2029 (j)	35,520		35,630
U.S. Treasury Notes
3.500% due 02/28/2031 (h)	43,000		41,742
3.625% due 12/31/2030 (h)	4,200		4,101
4.125% due 05/31/2032 (j)(l)	14,100		14,002
4.125% due 02/15/2036 (h)	8,238		8,038
4.250% due 06/30/2033	11,850		11,805
4.250% due 08/15/2035	27,712		27,362
4.375% due 05/15/2036 (h)	46,795		46,550
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	3,900		1,795
0.000% due 05/15/2042 (a)	6,100		2,767

Total U.S. Treasury Obligations (Cost $649,665)			628,551

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
ATLX Trust
3.850% due 04/25/2063 þ	861		836
Chase Home Lending Mortgage Trust
3.250% due 08/25/2064 ~	5,939		5,238

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Cross Mortgage Trust
5.549% due 12/25/2069 ~			716		720
Ellington Financial Mortgage Trust
5.726% due 01/25/2060 þ			381		382
JP Morgan Seasoned Mortgage Trust
4.358% due 01/25/2063 ~			848		811
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ			804		781
OBX Trust
5.110% due 08/25/2062 þ			646		645
5.597% due 11/25/2064 þ			14,214		14,252
Pretium Mortgage Credit Partners LLC
4.000% due 08/25/2064 þ			883		855
4.000% due 07/25/2069 þ			875		849
PRPM LLC
3.750% due 04/25/2055 þ			883		860
4.000% due 11/25/2054 þ			837		817
PRPM Trust
5.674% due 12/26/2069 þ			672		673
5.802% due 11/25/2069 þ			654		657
Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ			741		742
Towd Point Mortgage Trust
4.612% due 10/25/2064 ~			2,210		2,207

Total Non-Agency Mortgage-Backed Securities (Cost $31,324)					31,325

ASSET-BACKED SECURITIES 6.5%
AUTOMOBILE SEQUENTIAL 0.2%
BMW Vehicle Lease Trust
4.430% due 06/26/2028			2,000		2,003
Chase Auto Owner Trust
5.680% due 01/25/2029			1,038		1,043
Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD		198		141
Ford Credit Auto Lease Trust
4.720% due 06/15/2028			$1,000		1,003
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028			76		76
Lendbuzz Securitization Trust
5.100% due 10/15/2030			257		257

					4,523

CMBS OTHER 0.4%
ACREC LLC
5.087% due 01/18/2043 •			4,900		4,903
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •			3,500		3,505
PFP Ltd.
5.137% due 08/18/2043 •			4,600		4,620

					13,028

HOME EQUITY OTHER 0.0%
Towd Point Mortgage Trust
5.725% due 11/25/2064 þ			895		899

OTHER ABS 5.9% 37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •			1,000		1,001
522 Funding CLO Ltd.
4.866% due 10/23/2034 •			500		501
AGL CLO 14 Ltd.
4.802% due 12/02/2034 •			1,200		1,201
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •			1,000		1,000
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •			1,500		1,501
Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •			1,000		1,001
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •			1,100		1,100
Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037			634		625
Apidos CLO XI
4.920% due 04/17/2034 •			1,350		1,352
ARES European CLO XIV DAC
3.234% due 10/21/2034 •	EUR		303		346
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •			$2,200		2,201
ARES LXV CLO Ltd.
4.787% due 07/25/2034 •			1,000		1,000

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •			2,400		2,402
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •			1,600		1,602
Atlantic Avenue Ltd.
4.935% due 01/20/2035 •			1,550		1,552
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •			1,357		1,358
Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •			1,000		1,000
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •			1,200		1,201
Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •			2,100		2,102
4.702% due 10/21/2034 •			1,000		1,000
4.727% due 07/24/2034 •			1,000		1,001
4.762% due 10/21/2034 •			1,000		1,001
4.814% due 04/22/2035 •			2,000		2,002
4.816% due 10/23/2034 •			1,000		1,001
4.840% due 07/17/2035 •			1,200		1,201
Benefit Street Partners CLO XXII Ltd.
4.825% due 04/20/2035 •			1,300		1,301
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •			2,100		2,101
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •			4,600		4,603
Canyon Capital CLO Ltd.
4.683% due 10/15/2034 •			1,000		1,001
Canyon CLO Ltd.
4.753% due 07/15/2034 •			1,000		1,000
4.773% due 10/15/2034 •			800		801
Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •			2,900		2,901
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •			3,600		3,602
Carlyle U.S. CLO Ltd.
4.747% due 01/25/2035 •			600		601
4.785% due 10/20/2034 •			500		500
CarVal CLO III Ltd.
4.665% due 07/20/2032 •			768		769
Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •			1,400		1,401
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •			1,000		1,001
Crown City CLO III
0.000% due 07/20/2034 «~(b)			1,600		1,600
Diamond Infrastructure Funding LLC
1.760% due 04/15/2049			1,000		984
Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •			500		501
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •			1,900		1,901
Elevation CLO Ltd.
4.797% due 07/25/2034 •			1,000		1,001
4.955% due 01/25/2035 •			2,700		2,701
Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •			600		600
Flatiron CLO 19 Ltd.
4.829% due 11/16/2034 •			525		526
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •			59		59
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •			418		418
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •			700		700
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •			1,700		1,702
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •			1,200		1,201
Grosvenor Place CLO DAC
3.444% due 01/15/2039 •	EUR		1,900		2,173
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •			$1,500		1,501
Hayfin Emerald CLO V DAC
3.449% due 11/17/2037 •	EUR		2,100		2,403
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •			$183		183
4.825% due 10/20/2034 •			1,200		1,201
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •			5,000		5,001
Indigo Credit Management II DAC
3.404% due 07/15/2038 •	EUR		2,200		2,518
Invesco CLO Ltd.
4.825% due 07/20/2035 •			$1,500		1,502
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •			1,100		1,101

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			5,700		5,707
KKR CLO 27 Ltd.
4.783% due 01/15/2035 •			1,100		1,101
KKR CLO 33 Ltd.
4.755% due 07/20/2034 •			600		600
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •			2,020		2,022
KKR CLO 42 Ltd.
4.825% due 07/20/2034 •			1,800		1,802
LCM 34 Ltd.
4.855% due 10/20/2034 •			250		250
LCM 35 Ltd.
4.753% due 10/15/2034 •			1,000		1,001
LCM 36 Ltd.
4.743% due 01/15/2034 •			1,000		1,000
LCM 39 Ltd.
4.713% due 10/15/2034 •			1,000		1,001
Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •			1,200		1,201
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			2,100		2,100
Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •			1,900		1,901
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •			2,300		2,302
Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •			1,600		1,602
Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •			3,700		3,703
Mountain View CLO LLC
4.549% due 04/14/2033 •			958		958
Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •			1,100		1,101
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •			1,900		1,901
Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •			1,000		1,001
Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •			1,100		1,101
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •			1,500		1,501
Ocean Trails CLO XI
4.705% due 07/20/2034 •			1,300		1,301
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •			1,700		1,701
OFSI BSL X Ltd.
4.945% due 04/20/2034 •			1,000		1,000
Pagaya AI Debt Grantor Trust
4.961% due 10/15/2032			302		302
5.156% due 07/15/2032			336		337
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •			2,692		2,694
4.493% due 10/15/2032 •			900		900
4.493% due 01/15/2033 •			3,125		3,123
Post CLO Ltd.
4.753% due 10/15/2034 •			2,000		2,002
4.775% due 04/20/2035 •			2,900		2,903
PPM CLO 3 Ltd.
4.800% due 07/17/2034 •			1,700		1,702
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •			1,600		1,602
Providus CLO VIII DAC
3.415% due 11/20/2038 •	EUR		3,200		3,658
Riserva CLO Ltd.
4.725% due 01/18/2034 •			$1,831		1,831
Rockford Tower CLO Ltd.
4.805% due 07/20/2034 •			500		501
4.875% due 07/20/2035 •			1,300		1,302
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •			1,300		1,301
Romark CLO V Ltd.
4.863% due 01/15/2035 •			1,600		1,600
Shackleton CLO Ltd.
4.875% due 07/20/2034 •			1,200		1,201
Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •			1,000		1,001
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •			2,800		2,802
Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •			900		901
Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •			1,400		1,402
Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •			1,900		1,902

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035			1,700		1,702
Tesla Sustainable Energy Trust
5.080% due 06/21/2050			325		325
Thayer Park CLO Ltd.
4.675% due 04/20/2034 •			800		801
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •			2,600		2,603
Tikehau CLO IX DAC
3.458% due 01/20/2037 •	EUR		2,000		2,289
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •			$2,800		2,801
Tralee CLO V Ltd.
4.755% due 10/20/2034 •			1,000		1,001
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •			2,700		2,701
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •			1,452		1,454
Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •			1,000		1,001
Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •			782		783
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •			2,200		2,203
Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •			1,000		1,000
Trysail CLO Ltd.
4.914% due 10/20/2033 •			2,000		2,003
Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •			4,700		4,703
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •			1,000		1,001
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •			1,400		1,401
Voya CLO Ltd.
4.735% due 04/20/2034 •			2,500		2,502
Wellfleet CLO Ltd.
4.823% due 07/15/2034 •			1,000		1,001
4.855% due 04/20/2034 •			800		801
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •			2,700		2,702
Wind River CLO Ltd.
4.733% due 10/15/2034 •			995		995
4.785% due 07/20/2034 •			1,600		1,601

					197,510

Total Asset-Backed Securities (Cost $215,219)					215,960

SOVEREIGN ISSUES 3.0%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			4,800		4,784
4.875% due 04/30/2029			5,000		5,037
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034			1,500		1,560
Canada Government Bonds
3.000% due 06/01/2034	CAD		2,500		1,734
Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029			$3,000		3,100
Chile Government International Bonds
3.750% due 01/14/2032	EUR		3,000		3,472
CPPIB Capital, Inc.
4.750% due 01/15/2031	AUD		1,800		1,247
Indonesia Government International Bonds
4.100% due 03/04/2034	EUR		7,000		7,861
Israel Government International Bonds
4.500% due 01/13/2031			$2,000		1,959
5.375% due 03/12/2029			3,200		3,235
5.375% due 02/19/2030			7,700		7,809
5.625% due 02/19/2035			600		614
Kuwait International Government Bonds
4.804% due 04/20/2033			5,800		5,790
Mexico Government International Bonds
4.490% due 05/25/2032	EUR		500		581
5.625% due 02/09/2034			$5,200		5,123
5.850% due 07/02/2032			2,200		2,224
6.000% due 05/13/2030			2,600		2,669
6.000% due 05/07/2036			1,400		1,399
6.250% due 08/27/2037			2,600		2,603
6.400% due 05/07/2054			1,200		1,134
6.625% due 01/29/2038			2,100		2,155
Mexico Udibonos
4.000% due 08/24/2034 (d)	MXN		9		1
New South Wales Treasury Corp.
2.000% due 03/08/2033	AUD		6,100		3,519
3.500% due 11/20/2037			7,400		4,274

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

		$		$
Panama Government International Bonds
5.227% due 02/23/2034			$2,700		2,657
5.662% due 02/23/2038			3,300		3,297
Peru Government International Bonds
6.900% due 08/12/2037	PEN		2,500		750
Province of British Columbia
4.750% due 06/12/2034			$500		506
Qatar Government International Bonds
4.800% due 04/08/2033			6,200		6,233
Republic of Poland Government International Bonds
5.125% due 09/18/2034			2,300		2,314
Saudi Government International Bonds
4.125% due 01/12/2029			2,800		2,760
5.125% due 01/13/2028			1,100		1,108
South Australian Government Financing Authority
4.750% due 05/24/2035	AUD		2,000		1,341
Treasury Corp. of Victoria
2.000% due 11/20/2037			10,200		4,957

Total Sovereign Issues (Cost $98,929)					99,807

		SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
Charles Schwab Corp.
6.100% due 06/01/2031 •(e)			449,000		449
Citigroup, Inc.
6.950% due 02/15/2030 (e)			5,400,000		5,524
CoBank ACB
6.750% due 07/01/2031 •(e)			11,400,000		11,519
7.125% due 01/01/2030 (e)			3,900,000		3,964
7.250% due 07/01/2029 (e)			1,800,000		1,841
Farm Credit Bank of Texas
7.000% due 09/15/2030 (e)			6,200,000		6,335
Goldman Sachs Group, Inc.
7.500% due 05/10/2029 (e)			650,000		682

Total Preferred Securities (Cost $29,799)					30,314

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690%(f)			2,759,521		2,760

Total Short-Term Instruments (Cost $2,760)					2,760

Total Investments in Securities (Cost $3,905,139)					3,898,714

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III			311,617		3,035

Total Short-Term Instruments (Cost $3,036)					3,035

Total Investments in Affiliates (Cost $3,036)					3,035

Total Investments 116.9% (Cost $3,908,175)					$3,901,749
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $27,598)					4,178
Other Assets and Liabilities, net (17.0)%					(569,022)

Net Assets 100.0%					$3,336,905

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.	4.500%	03/12/2036	03/05/2026	$3,650	$3,530	0.11%
Amazon.com, Inc.	5.000	06/12/2056	06/08/2026	3,140	3,135	0.09
Constellation Pharmaceutical, Inc.	5.550	07/01/2033	01/16/2025	3,266	3,318	0.10
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,800	2,788	0.08
National Football League	5.480	10/05/2028	03/14/2024	4,000	4,027	0.12
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	6,300	6,364	0.19

				$23,156	$23,162	0.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	3.770%	06/30/2026	07/07/2026		$(14,681)	$(14,683)
BOS	3.500	06/24/2026	09/08/2026		(1,056)	(1,057)
	3.760	06/26/2026	07/06/2026		(6,400)	(6,403)
	3.770	06/30/2026	07/07/2026		(2,248)	(2,248)
	3.780	06/30/2026	07/07/2026		(4,121)	(4,122)
	3.790	06/30/2026	07/07/2026		(28,251)	(28,254)
BRC	3.650	12/12/2025	TBD	(2)	(5,059)	(5,162)
	3.700	06/29/2026	07/06/2026		(4,085)	(4,085)
BSN	3.720	06/09/2026	07/15/2026		(1,708)	(1,712)
MSC	3.500	06/22/2026	07/31/2026		(962)	(963)
MSR	3.640	06/30/2026	07/01/2026		(47,029)	(47,034)
	3.640	07/01/2026	07/02/2026		(46,912)	(46,912)
	3.650	07/01/2026	07/02/2026		(42,301)	(42,301)
	3.670	06/30/2026	07/01/2026		(42,355)	(42,359)
SCX	3.650	06/10/2026	06/09/2028		(8,232)	(8,249)
	3.650	06/15/2026	06/12/2028		(993)	(995)
STR	3.730	07/01/2026	07/02/2026		(45,203)	(45,203)
	3.740	06/30/2026	07/01/2026		(39,502)	(39,506)

Total Reverse Repurchase Agreements						$(341,248)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale- Buyback Transactions
BCY	3.730%	06/24/2026	07/01/2026	$(4,325)	$(4,328)

Total Sale-Buyback Transactions					$(4,328)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

(h)	Securities with an aggregate market value of $209,402 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(207,627) at a weighted average interest rate of 3.638%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	23	$23	$(6)	$(6)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	23	23	(4)	(4)

					$(10)	$(10)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	37	$37	$(6)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	79	79	(14)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	37	37	(7)	(2)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	79	79	(14)	(2)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	39	39	(11)	(3)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	35	35	(12)	(5)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	120	120	(31)	(12)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	36	36	(6)	(3)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	36	36	(6)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	47	47	(11)	(5)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	46	46	(7)	(10)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	47	47	(10)	(10)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	46	46	(9)	(2)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	46	46	(11)	(17)

					$(155)	$(72)

Total Written Options					$(165)	$(82)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	25	$2,747	$23	$0	$(8)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	990	204,071	(117)	0	(116)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	2,979	318,893	454	0	(559)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	34	3,824	19	0	(13)
Ultra U.S. Treasury Bond Futures	09/2026	859	99,778	2,656	0	(644)

				$3,035	$0	$(1,340)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	124	$(18,042)	$(191)	$19	$0
Eurex 2 Year Euro SCHATZ Futures	09/2026	40	(4,843)	(4)	2	0
Eurex 5 Year Euro BOBL Futures	09/2026	8	(1,055)	(10)	1	0
Long Gilt Futures	09/2026	14	(1,657)	(33)	8	(2)
SFE 10 Year Australian Bond Futures	09/2026	214	(16,271)	(224)	37	(31)

				$(462)	$67	$(33)

Total Futures Contracts				$2,573	$67	$(1,373)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.517%	$1,300	$161	$(22)	$139	$0	$(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.234	200	(1)	3	2	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.369	6,600	74	(12)	62	0	(2)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395	2,800	(7)	40	33	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.238	1,200	14	(9)	5	0	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.609	1,300	20	3	23	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	0.836	2,000	223	(25)	198	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.419	2,100	299	(113)	186	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2031	0.744	2,600	16	14	30	1	0
Occidental Petroleum Corp.	1.000	Quarterly	12/20/2030	0.676	4,100	52	3	55	0	(1)
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423	2,600	58	(97)	(39)	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2031	0.834	2,600	2	18	20	1	0

						$911	$(197)	$714	$2	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	331,510	$7,033	$245	$7,278	$0	$(35)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		871,330	16,067	3,280	19,347	0	(108)
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	2,940	74	2	76	1	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		8,245	188	26	214	2	0

						$23,362	$3,553	$26,915	$3	$(143)

INTEREST RATE SWAPS

											Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$	43,800	$(815)	$1,058	$243	$74	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,500	(7)	15	8	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		66,450	982	643	1,625	132	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		54,616	(54)	528	474	173	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		64,220	(287)	1,311	1,024	286	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		850	(3)	8	5	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,500	(7)	6	(1)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		4,300	(13)	27	14	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		4,300	(9)	99	90	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,200	(9)	87	78	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	404	751	1,155	100	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		19,000	376	241	617	208	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	1,800	2	(26)	(24)	0	(1)
Receive	CAONREPO	3.000	Semi- Annual	06/01/2034	CAD	2,300	5	(5)	0	1	0

							$565	$4,743	$5,308	$1,058	$(1)

Total Swap Agreements							$24,838	$8,099	$32,937	$1,063	$(149)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

(j)	Securities with an aggregate market value of $53,004 and cash of $8,244 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	4,417	$	3,158	$100	$0
	07/2026	CNH	34,997		5,182	28	0
	07/2026	$	7,263	CAD	10,324	17	0
	07/2026		46	NZD	80	0	(1)
	08/2026	CAD	10,309	$	7,263	0	(17)
BOA	07/2026	GBP	230		308	3	0
	07/2026	$	1,298	EUR	1,132	0	(5)
	07/2026		484	JPY	76,967	0	(11)
BRC	07/2026	EUR	4,964	$	5,741	69	0
	07/2026	$	2,639	CAD	3,643	0	(70)
BSH	07/2026	EUR	49,653	$	57,892	1,159	0
	07/2026	$	4,992	JPY	793,698	0	(111)
CBK	07/2026		42	INR	4,047	1	0
	09/2026		2,778		265,313	12	(4)
	09/2026		1	PEN	4	0	0
	12/2026	PEN	1,316	$	376	0	(6)
FAR	07/2026	CNH	13,266		1,961	7	0
	07/2026	GBP	2,432		3,270	44	0
	07/2026	JPY	1,745,323		10,787	53	0
	07/2026	$	7,096	CNH	48,265	12	0
	07/2026		201	JPY	32,000	0	(5)
	08/2026	CNH	48,159	$	7,096	0	(11)
	08/2026	$	10,787	JPY	1,740,756	0	(53)
	09/2026		1,754	INR	168,079	11	0
JPM	07/2026	AUD	19,116	$	13,628	393	0
	07/2026	$	0	NZD	1	0	0
	09/2026		2,312	INR	220,519	2	0
	09/2026		9,601	MXN	166,808	0	(123)
	12/2026	MXN	655	$	37	0	0
MBC	07/2026	AUD	80		57	2	0
	07/2026	CAD	4,303		3,081	47	0
	07/2026	GBP	2,501		3,350	33	0
	07/2026	INR	63,013		667	2	0
	07/2026	NZD	72		41	0	0
	07/2026	$	16,956	AUD	24,574	58	0
	07/2026		60,833	EUR	53,485	344	(65)
	07/2026		3,963	INR	382,098	70	0
	07/2026		5,304	JPY	842,873	0	(120)
	08/2026	AUD	24,574	$	16,946	0	(58)
	08/2026	CAD	8,321		5,868	0	(7)
	08/2026	EUR	50,663		57,621	0	(344)
	08/2026	$	42	NZD	72	0	0
	09/2026		4,950	INR	473,364	22	(3)
MYI	09/2026	MXN	21,526	$	1,230	7	0
SCX	07/2026	INR	55,260		583	0	0
	07/2026	$	1,889	INR	181,043	23	0
	08/2026		2,127		203,801	19	0
	09/2026		583		55,630	0	0
SSB	07/2026	AUD	962	$	669	2	0
	07/2026	CAD	27,102		19,655	545	0
	07/2026	$	6,414	CAD	9,092	0	(3)
	07/2026		7,182	GBP	5,433	25	0
	08/2026	CAD	9,079	$	6,414	3	0
	08/2026	GBP	5,433		7,182	0	(25)
UAG	07/2026		270		361	3	0

Total Forward Foreign Currency Contracts						$3,116	$(1,042)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	5,079	$52	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	8,692	59	0
MBC	Put - OTC USD versus KRW		1,400.000	07/10/2026	5,276	42	0

Total Purchased Options						$153	$0

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	5,079	$(18)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	8,692	(19)	0
MBC	Put - OTC USD versus KRW		1,350.000	07/10/2026	5,276	(14)	0

						$(51)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875%	07/24/2026	2,200	$(5)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	2,200	(5)	(6)
							$(10)	$(9)

Total Written Options							$(61)	$(9)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	SW(Finance) I plc «	1.000%	Quarterly	06/20/2035	2.771%	$1,600	$(195)	$14	$0	$(181)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	15,351	$3,028	$(260)	$2,768	$0

Total Swap Agreements							$2,833	$(246)	$2,768	$(181)

(l)

Securities with an aggregate market value of $185 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2026 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,528	$8,238	$17,766
Corporate Bonds & Notes
Banking & Finance	0	1,145,561	9,152	1,154,713
Industrials	0	944,005	7,345	951,350
Utilities	0	365,680	0	365,680
Municipal Bonds & Notes
Arizona	0	4,701	0	4,701
Louisiana	0	405	0	405
Texas	0	321	0	321
U.S. Government Agencies	0	395,061	0	395,061
U.S. Treasury Obligations	0	628,551	0	628,551
Non-Agency Mortgage-Backed Securities	0	31,325	0	31,325
Asset-Backed Securities
Automobile Sequential	0	4,523	0	4,523
CMBS Other	0	13,028	0	13,028
Home Equity Other	0	899	0	899
Other ABS	0	195,910	1,600	197,510
Sovereign Issues	0	99,807	0	99,807
Preferred Securities
Banking & Finance	0	30,313	0	30,313
Short-Term Instruments
Mutual Funds	2,760	0	0	2,760

	$2,760	$3,869,618	$26,335	$3,898,713
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,036	$0	$0	$3,036

Total Investments	$5,796	$3,869,618	$26,335	$3,901,749

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	1,063	0	1,130
Over the counter	0	5,884	0	5,884

	$67	$6,947	$0	$7,014
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(1,571)	0	(1,604)
Over the counter	0	(1,232)	0	(1,232)

	$(33)	$(2,803)	$0	$(2,836)

Total Financial Derivative Instruments	$34	$4,144	$0	$4,178

Totals	$5,830	$3,873,762	$26,335	$3,905,927

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate